Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2016		May 02, 2015	May 03, 2014	Apr. 27, 2013
Number of Shares
Beginning Balance	455		1,039	3,376
Granted	0		0	0
Exercised	(111)		(83)	(66)
Forfeited	(239)		(501)	(2,272)
Adjustment due to the Spin-Off of B&N Education	219
Ending Balance	324		455	1,039	3,376
Vested and expected to vest in the future at end of period	324
Exercisable at end of period	324
Available for grant at end of period	7,252
Weighted Average Exercise Price
Beginning Balance	$ 16.62		$ 20.14	$ 17.91
Granted	0.00	[1]	0.00	0.00
Exercised	11.71	[1]	15.47	15.71
Forfeited	10.89	[1]	24.12	16.95
Adjustment due to the Spin-Off of B&N Education	0
Ending Balance	11.29		$ 16.62	$ 20.14	$ 17.91
Vested and expected to vest in the future at end of period	11.29
Exercisable at end of period	$ 11.29
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term	5 years 1 month 2 days		6 years 3 months 7 days	4 years 6 months 11 days	6 years 2 months 27 days
Vested and expected to vest in the future at end of period	5 years 1 month 2 days
Exercisable at end of period	5 years 1 month 2 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 516		$ 3,114	$ 725	$ 7,331
Vested and expected to vest in the future at end of period	516
Exercisable at end of period	$ 516

[1]	Weighted average exercise price is calculated using exercise price prior to the Spin-Off and after the Spin-Off.